Convertible Notes (Tables)	12 Months Ended
Dec. 31, 2024
Convertible Notes [Abstract]
Schedule of Changes in the Fair Value of the 2023 Convertible Notes

The following table presents changes in the fair value of the 2023 Convertible Notes:

U.S. dollars in thousands

Balance as of December 31, 2023	200

Changes in fair value	25
Conversion into ordinary shares	(225)

Balance as of December 31, 2024	$-
U.S. dollars in thousands

Balance as of December 31, 2023	$-

Proceeds from issuance of Convertible Loan	250
Accrued interest	6
Repayment	(256)

Balance as of December 31, 2024	-
U.S. dollars in thousands

Balance as of December 31, 2023	$-

Proceeds from issuance of Convertible Loan	60
Accrued interest	-
Repayment	(60)

Balance as of December 31, 2024	-
Balance as of January 1, 2022	$-

Proceeds from issuance of 2022 Convertible Notes	648
Changes in fair value	(26)

Balance as of December 31, 2022	$622
Proceeds from issuance of 2022 Convertible Notes	70
Changes in fair value	206
Conversion into ordinary shares	(898)

Balance as of December 31, 2023	$-